Receivables	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Receivables	NOTE 11 RECEIVABLES Segment 2022 2021 Receivables from customers Third parties Retail (Nutrien Financial) 1 2,705 2,178 Retail 1,293 977 Potash, Nitrogen, Phosphate 827 804 Related party – Canpotex Potash (Note 28) 866 828 Less allowance for expected credit losses of receivables from customers (95) (82) 5,596 4,705 Rebates 172 222 Income taxes (Note 8) 144 223 Other receivables 282 216 6,194 5,366 1 Includes $ 2,260 of very low risk of default and $ 445 of low risk of default (2021 – $ 1,792 of very low risk of default and $ 386 of low risk of default). Qualifying receivables from customers financed by Nutrien Financial represents high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers. Customer credit with a financial institution of $ 445 at December 31, 2022, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2021 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.